Loans and Borrowings - Summary of Refundable and Conditional Advances (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Detailed Information About Borrowings [Line Items]
Refundable and conditional advances, Net book value	€ 3,229	€ 3,229	€ 3,407
BPI FRANCE - IT-DIAB
Disclosure Of Detailed Information About Borrowings [Line Items]
Refundable and conditional advances, Grant date	Dec. 23, 2008	Dec. 23, 2008	Dec. 23, 2008
Refundable and conditional advances, Total amount allocated	€ 3,229	€ 3,229	€ 3,229
Refundable and conditional advances, Receipts	3,229	3,229	3,229
Refundable and conditional advances, Net book value	€ 3,229	€ 3,229	€ 3,229
BPI FRANCE - ADVANCE N°1 - OLNORME II - 1
Disclosure Of Detailed Information About Borrowings [Line Items]
Refundable and conditional advances, Grant date			Nov. 24, 2010
Refundable and conditional advances, Total amount allocated			€ 250
Refundable and conditional advances, Receipts			200
Refundable and conditional advances, Repayments			(134)
Refundable and conditional advances, Effects of discounting			(2)
Refundable and conditional advances, Net book value			€ 64
BPI FRANCE - ADVANCE N°2 - OLNORME II - 2
Disclosure Of Detailed Information About Borrowings [Line Items]
Refundable and conditional advances, Grant date			Nov. 24, 2010
Refundable and conditional advances, Total amount allocated			€ 250
Refundable and conditional advances, Receipts			200
Refundable and conditional advances, Repayments			(134)
Refundable and conditional advances, Effects of discounting			(2)
Refundable and conditional advances, Net book value			€ 64
BPI FRANCE - ADVANCE N°3 - OLNORME II - 3
Disclosure Of Detailed Information About Borrowings [Line Items]
Refundable and conditional advances, Grant date			Nov. 24, 2010
Refundable and conditional advances, Total amount allocated			€ 200
Refundable and conditional advances, Receipts			160
Refundable and conditional advances, Repayments			(108)
Refundable and conditional advances, Effects of discounting			(2)
Refundable and conditional advances, Net book value			€ 51